Investments (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 07, 2019	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Investments (Details) [Line Items]
Preferred stock sold			$ 5,000
Loss contingency		$ 500,000	200,000
Revenue recognized			$ 56,497	$ 25,902
Zol Solutions, Inc. [Member]
Investments (Details) [Line Items]
Preferred stock purchased shares (in Shares)	203,000
Preferred stock purchased share value	$ 250,000
Purchase price per unit (in Dollars per share)			$ 1.232